INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials	$ 432	$ 339
Finished goods	1,248	1,547
Inventories	$ 1,680	$ 1,886